TRANSACTIONS WITH AFFILIATES AND OTHER RELATED PARTIES Transactions with Affiliates and Other Related Parties (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Cost of natural gas marketing									$ 524,000	$ 1,251,000	$ 638,000
Production costs	13,594,000	15,797,000	12,373,000	12,936,000	13,455,000	10,808,000	9,883,000	10,686,000	54,700,000	44,832,000	29,867,000
Exploration expense	14,875,000	1,773,000	2,374,000	1,872,000	2,100,000	1,031,000	1,109,000	1,494,000	20,894,000	5,734,000	9,207,000
General and administrative expense	16,019,000	13,710,000	14,378,000	14,708,000	14,389,000	13,683,000	19,509,000	13,873,000	58,815,000	61,454,000	42,188,000
PDCE proportionate share [Member]
Related Party Transaction [Line Items]
Production costs									3,945,000	3,441,000	3,862,000
Exploration expense									492,000	430,000	883,000
General and administrative expense									1,630,000	1,543,000	1,899,000
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction									12,100,000	10,400,000	11,100,000
Sales from natural gas marketing									11,105,000	9,735,000	4,298,000
Cost of natural gas marketing									10,888,000	9,544,000	4,214,000
Partnership Interest [Member]
Related Party Transaction [Line Items]
Sales from natural gas marketing									535,000	1,276,000	651,000
Receivable from affiliates	4,707,000				14,152,000				4,707,000	14,152,000	20,342,000
Payable to affiliates	$ 2,140,000				$ 6,163,000				$ 2,140,000	$ 6,163,000	$ 14,616,000